UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011
                                                 ------------------

Check here if Amendment [ ]; Amendment Number:

                                               ----------
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Belltower Advisors LLC
           ----------------------
Address:   220 Horizon Drive, Suite 121
           ----------------------------
           Raleigh, NC 27615
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Form 13F File Number:   28-13598
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Kleber
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Title:   Chief Financial Officer
         -----------------------
Phone:   919-424-6545
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Signature, Place, and Date of Signing:

    /s/ Laura Kleber    Raleigh, NC     November 14, 2011
    ----------------    -----------     ---------------------

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          -------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $84,994
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

                                                                Belltower Advisors LLC
                                                 Form 13F Information Table as of September 30, 2011


ITEM 1                        ITEM 2       ITEM 3     ITEM 4    ITEM 5          ITEM 6            ITEM 7         ITEM 8
------                        ------       ------     ------    ------          ------            ------         ------
Name of Issuer                Title of     Cusip      Value     Shares or     Investment        Managers       Voting Authority
                              Class        Number     (x1000)   Principal     Descretion
                                                      Value     Amount    Sole   Shared   Other             Sole    Shared    Other

AGNICO-EAGLE MINES LTD.       COM         008474108    7,440     125,000   X                             125,000    0         0
CONSOL ENERGY INC             COM         20854P109    3,732     110,000   X                             110,000    0         0
CAMERON INTERNATIONAL CORP    COM         13342B105    7,024     169,101   X                             169,101    0         0
CARRIZO OIL & CO INC          COM         144577103    3,340     155,000   X                             155,000    0         0
CELANESE CORP DEL             COM SER A   150870103    2,643      81,251   X                              81,251    0         0
CLIFFS NATURAL RESOURCES INC  COM         18683K101    4,974      97,196   X                              97,196    0         0
COMPLETE PRODUCTION SERVICES  COM         20453E109    3,770     200,000   X                             200,000    0         0
CONCHO RESOURCES INC          COM         20605P101    4,126      58,000   X                              58,000    0         0
DOMTAR CORP                   COM NEW     257559203    4,261      62,500   X                              62,500    0         0
FREEPORT-MCMORAN COPPER & GO  COM         35671D857    2,741      90,000   X                              90,000    0         0
LYONDELLBASELL INDUSTRIES N   SHS - A -   N53745100    8,000     327,477   X                             327,477    0         0
NATIONAL OILWELL VARCO INC    COM         637071101    5,760     112,457   X                             112,457    0         0
NORTH AMERN PALLADIUM LTD     COM         656912102    4,311   1,690,614   X                           1,690,614    0         0
NORTHERN OIL & GAS INC NEV    COM         665531109    3,878     200,000   X                             200,000    0         0
OIL STS INTL INC              COM         678026105   12,062     236,888   X                             236,888    0         0
PATRIOT COAL CORP             COM         70336T104    2,950     348,723   X                             348,723    0         0
MOSAIC CO NEW                 COM         61945C103    2,204      45,000   X                              45,000    0         0
VALERO ENERGY CORP NEW        COM         91913Y100    1,778     100,000   X                             100,000    0         0